Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.3%)
Communication Services (4.9%)
*	Alphabet Inc. Class A	3,574,489	474,406
*	Charter Communications Inc. Class A	681,215	276,022
*	Match Group Inc.	3,734,728	173,702
	Electronic Arts Inc.	1,047,267	142,795
	Cable One Inc.	134,394	97,293
	Verizon Communications Inc.	220,056	7,500
			1,171,718
Consumer Discretionary (8.7%)
	Lear Corp.	1,381,940	213,869
	Magna International Inc.	3,110,921	200,126
	Gildan Activewear Inc.	6,139,590	190,941
*	Booking Holdings Inc.	51,151	151,959
	BYD Co. Ltd. Class H	4,219,000	150,272
	Ross Stores Inc.	1,309,000	150,064
	PVH Corp.	1,588,525	142,395
*	Airbnb Inc. Class A	903,118	137,446
	Newell Brands Inc.	11,866,202	132,427
	Lennar Corp. Class A	1,027,780	130,353
	Wyndham Hotels & Resorts Inc.	1,663,725	129,638
*	Mohawk Industries Inc.	1,060,308	112,753
*	CarMax Inc.	1,263,677	104,392
*	Skechers USA Inc. Class A	1,309,529	72,784
*	Las Vegas Sands Corp.	1,186,613	70,971
			2,090,390
Consumer Staples (5.1%)
*	Dollar Tree Inc.	1,683,287	259,782
	Unilever plc (XLON)	4,608,287	247,617
	Tyson Foods Inc. Class A	4,097,008	228,285
	Philip Morris International Inc.	2,241,695	223,542
	Sysco Corp.	2,390,873	182,447
	Keurig Dr Pepper Inc.	2,070,183	70,407
			1,212,080
Energy (7.7%)
	Halliburton Co.	11,273,063	440,551
	Schlumberger NV	7,473,999	436,033
	Canadian Natural Resources Ltd.	4,598,970	279,617
	ConocoPhillips	1,503,199	176,957
	Shell plc ADR	2,806,534	172,967
	Diamondback Energy Inc.	1,148,063	169,133
	Exxon Mobil Corp.	878,247	94,183

		Shares	Market Value ($000)
	NOV Inc.	4,383,136	88,013
			1,857,454
Financials (20.7%)
	MetLife Inc.	6,510,429	409,962
	Equitable Holdings Inc.	13,659,979	391,905
	Voya Financial Inc.	4,753,389	352,987
	Chubb Ltd.	1,717,856	351,147
	Charles Schwab Corp.	4,315,734	285,270
	Raymond James Financial Inc.	2,439,295	268,493
	Allstate Corp.	2,368,698	266,905
	M&T Bank Corp.	1,853,968	259,296
	New York Community Bancorp Inc.	15,893,807	220,447
	Wells Fargo & Co.	4,481,987	206,888
	Capital One Financial Corp.	1,761,259	206,103
	American International Group Inc.	3,401,880	205,065
	Bank of America Corp.	6,291,694	201,334
	JPMorgan Chase & Co.	1,265,602	199,914
*	FleetCor Technologies Inc.	779,486	194,022
	Citigroup Inc.	4,035,906	192,351
	S&P Global Inc.	473,404	186,763
	Globe Life Inc.	1,549,565	173,815
	Goldman Sachs Group Inc.	328,699	116,974
	UBS Group AG (Registered)	4,155,129	92,119
	Global Payments Inc.	638,396	70,383
	Morgan Stanley	720,717	65,989
	Axis Capital Holdings Ltd.	579,154	31,923
	Invesco Ltd.	852,369	14,320
			4,964,375
Health Care (15.3%)
	Pfizer Inc.	14,110,582	508,828
	AstraZeneca plc ADR	4,010,988	287,588
*	Centene Corp.	3,566,486	242,842
	Quest Diagnostics Inc.	1,773,180	239,752
	Humana Inc.	488,304	223,072
	Novartis AG (Registered)	2,093,118	219,144
[1]	Fresenius Medical Care AG & Co. KGaA ADR	8,204,589	214,222
	UnitedHealth Group Inc.	412,189	208,720
	Medtronic plc	1,906,932	167,352
	DENTSPLY SIRONA Inc.	3,979,076	165,211
*	United Therapeutics Corp.	547,992	133,009
	Teleflex Inc.	524,137	131,647
*	Avantor Inc.	6,398,845	131,624
	Bristol-Myers Squibb Co.	1,853,066	115,242
	Encompass Health Corp.	1,637,258	108,108
	Johnson & Johnson	616,171	103,227
	Baxter International Inc.	2,181,600	98,674
	Elevance Health Inc.	186,825	88,112
	Cigna Group	298,096	87,968
	Cardinal Health Inc.	885,987	81,041
	Amgen Inc.	269,795	63,173
	McKesson Corp.	95,396	38,387
			3,656,943
Industrials (10.6%)
	Westinghouse Air Brake Technologies Corp.	4,527,287	536,212
	Leidos Holdings Inc.	3,206,518	299,906
	Knight-Swift Transportation Holdings Inc.	4,045,266	245,750
	SS&C Technologies Holdings Inc.	3,635,214	211,751

		Shares	Market Value ($000)
	RTX Corp.	2,225,662	195,703
*	AerCap Holdings NV	2,846,469	181,633
	Techtronic Industries Co. Ltd.	14,617,250	166,060
	Ferguson plc	981,750	158,670
	General Electric Co.	1,264,288	144,432
	Airbus SE	886,092	130,521
	Genpact Ltd.	2,917,362	105,288
*	Middleby Corp.	530,668	80,582
	General Dynamics Corp.	339,199	75,838
			2,532,346
Information Technology (9.2%)
	QUALCOMM Inc.	2,080,758	275,014
	NXP Semiconductors NV	1,224,668	273,076
	Micron Technology Inc.	3,389,087	241,947
	Cognizant Technology Solutions Corp. Class A	3,081,529	203,473
*	Salesforce Inc.	882,528	198,578
	Seagate Technology Holdings plc	2,733,579	173,582
	Amdocs Ltd.	1,630,266	152,658
	TE Connectivity Ltd.	1,059,573	152,038
*	GoDaddy Inc. Class A	1,756,533	135,411
	Microsoft Corp.	390,774	131,269
*	Zebra Technologies Corp. Class A	251,897	77,574
	Oracle Corp.	607,835	71,257
	Samsung Electronics Co. Ltd. (XKRX)	912,419	49,957
	Juniper Networks Inc.	1,231,241	34,229
	Cisco Systems Inc.	556,397	28,955
			2,199,018
Materials (5.1%)
	Dow Inc.	3,814,708	215,417
	Rio Tinto plc ADR	3,186,823	212,083
	FMC Corp.	2,192,215	210,957
	CRH plc (SGMX)	3,409,676	204,058
	Reliance Steel & Aluminum Co.	639,380	187,249
	PPG Industries Inc.	1,290,520	185,706
			1,215,470
Real Estate (4.2%)
	American Tower Corp.	1,544,861	294,002
	Extra Space Storage Inc.	1,490,096	207,973
	Equinix Inc.	232,838	188,580
	UDR Inc.	4,463,232	182,457
	AvalonBay Communities Inc.	577,559	108,957
*	CBRE Group Inc. Class A	384,588	32,040
			1,014,009
Utilities (5.8%)
	Edison International	5,889,479	423,807
	Exelon Corp.	7,560,683	316,490
	Duke Energy Corp.	2,331,068	218,234
	Iberdrola SA (XMAD)	17,442,539	217,710
	AES Corp.	6,823,530	147,593
	Avangrid Inc.	1,492,527	55,343
			1,379,177
Total Common Stocks (Cost $19,003,561)			23,292,980
Temporary Cash Investments (2.7%)
Money Market Fund (1.7%)
[2,3]	Vanguard Market Liquidity Fund, 5.274%	4,118,425	411,760

	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (1.0%)
Bank of America Securities LLC 5.300%, 8/1/23 (Dated 7/31/23, Repurchase Value $207,831,000, collateralized by U.S. Treasury Note/Bond 1.000%–4.625%, 3/15/26–7/31/28, with a value of $211,956,000)	207,800	207,800
JP Morgan Securities LLC 5.290%, 8/1/23 (Dated 7/31/23, Repurchase Value $15,002,000, collateralized by U.S. Treasury Bill 0.000%, 10/10/23–6/13/24, and U.S. Treasury Note/Bond 0.125%–2.375%, 1/15/24–8/15/24, with a value of $15,300,000)	15,000	15,000
		222,800
Total Temporary Cash Investments (Cost $634,549)		634,560
Total Investments (100.0%) (Cost $19,638,110)		23,927,540
Other Assets and Liabilities—Net (0.0%)		5,038
Net Assets (100%)		23,932,578
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,557,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $30,564,000 was received for securities on loan, of which $29,192,000 is held in Vanguard Market Liquidity Fund and $1,372,000 is held in cash.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	1,096	252,875	10,728
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,907,641	1,385,339	—	23,292,980
Temporary Cash Investments	411,760	222,800	—	634,560
Total	22,319,401	1,608,139	—	23,927,540
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,728	—	—	10,728
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	366,607	NA1	NA1	—	(39)	13,076	1	411,760
Voya Financial Inc.	336,421	—	11,264	(141)	27,971	2,913	—	NA2
Total	703,028	—	11,264	(141)	27,932	15,989	1	411,760
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Not applicable—at July 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.